Fair Value Measurements and Disclosures - Summary of Fair Value Assets Measured on Nonrecurring Basis (Details) - Nonrecurring Basis [Member] - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total Fair Value [Member]
Nonrecurring basis [Abstract]
Impaired loans	$ 589	$ 3,105	$ 1,098
Foreclosed real estate	26	0	1,173
Level 1 [Member]
Nonrecurring basis [Abstract]
Impaired loans	0	0	0
Foreclosed real estate	0	0	0
Level 2 [Member]
Nonrecurring basis [Abstract]
Impaired loans	0	0	0
Foreclosed real estate	0	0	0
Level 3 [Member]
Nonrecurring basis [Abstract]
Impaired loans	589	3,105	1,098
Foreclosed real estate	$ 26	$ 0	$ 1,173